CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 4,974,757	$ 764,606	¥ 4,564,650	¥ 3,773,877
Cost of revenues (a)	(1,780,089)	(273,595)	(1,543,817)	(956,353)
Gross profit	3,194,668	491,011	3,020,833	2,817,524
Operating income and expenses (a)
Research and development	(684,863)	(105,262)	(905,854)	(695,185)
Selling and marketing	(1,656,505)	(254,600)	(1,650,581)	(1,505,951)
General and administrative	(407,410)	(62,618)	(561,834)	(447,984)
Impairment of goodwill and intangible assets	(38,862)	(5,973)	(2,889)	(49,882)
Other operating income	39,852	6,125	87,877	98,376
Total operating income and expenses	(2,747,788)	(422,328)	(3,033,281)	(2,600,626)
Operating profit (loss)	446,880	68,683	(12,448)	216,898
Other income (expenses)
Interest income, net	22,603	3,474	7,783	14,550
Settlement and changes in fair value of contingent considerations	(9,014)	(1,385)	(3,377)	7,011
Foreign exchange (loss) gain, net	(15,224)	(2,340)	3,747	(213)
Impairment of investments	(275,026)	(42,271)	(141,069)	(34,728)
Other income, net	1,262,551	194,051	87,831	47,003
(Loss) Gain from equity method investments, net	495	76	(11,363)	(12,144)
Income (Loss) before income taxes	1,433,265	220,288	(68,896)	238,377
Income tax (expenses) benefits	(57,602)	(8,853)	12,189	(63,740)
Net income (loss)	1,375,663	211,435	(56,707)	174,637
Less: net (loss) income attributable to noncontrolling interests	27,469	4,222	23,818	(1,710)
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 1,348,194	$ 207,213	¥ (80,525)	¥ 176,347
Earnings (losses) per share
Basic | (per share)	¥ 0.9573	$ 0.1471	¥ (0.0580)	¥ 0.1285
Diluted | (per share)	0.9366	0.1439	(0.0580)	0.1236
Earnings (losses) per ADS (1 ADS represents 10 Class A ordinary share)
Basic | (per share)	9.5728	1.4713	(0.5805)	1.2845
Diluted | (per share)	¥ 9.3656	$ 1.4395	¥ (0.5805)	¥ 1.2360
Weighted average number of shares used in computation of ordinary shares:
Basic			1,387,254,551	1,372,863,321
Diluted			1,387,254,551	1,426,810,939
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	¥ (148,304)	$ (22,794)	¥ 132,450	¥ 115,515
Unrealized gains (loss) on available-for-sale securities, net	(433)	(67)	1,241	9,729
Reclassification adjustments for gains included in net income (loss) | ¥			(21,666)	(6,814)
Other comprehensive (loss) income	(148,737)	(22,861)	112,025	118,430
Total comprehensive income	1,226,926	188,574	55,318	293,067
Less: Total comprehensive (loss) income attributable to noncontrolling interests	22,671	3,484	26,814	(195)
Total comprehensive income attributable to Cheetah Mobile Inc.	1,204,255	185,090	28,504	293,262
Sales [Member]
Related party Transactions
Amount of transactions with related parties	83,263	12,797	155,849	307,986
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(89,658)	(13,780)	(58,118)	(20,932)
Research and development
Related party Transactions
Amount of transactions with related parties	(6,828)	(1,049)	(4,788)	(6,448)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(70,272)	(10,801)	(76,933)	(108,422)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(4,005)	(616)	¥ (25,620)	¥ (5,072)
Common Class A [Member]
Other income (expenses)
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 380,733	$ 58,518
Weighted average number of shares used in computation of ordinary shares:
Basic	393,753,299	393,753,299	368,910,885	314,229,617
Diluted	1,425,154,838	1,425,154,838	1,387,254,551	1,426,810,939
Common Class B [Member]
Other income (expenses)
Net income (loss) attributable to Cheetah Mobile Inc.	¥ 967,461	$ 148,695
Weighted average number of shares used in computation of ordinary shares:
Basic	1,000,550,027	1,000,550,027	1,018,343,666	1,058,633,704
Diluted	1,003,202,954	1,003,202,954	1,018,343,666	1,079,059,263
Utility Product and Related Services [Member]
Revenues (a)
Total Revenues	¥ 3,439,563	$ 528,651	¥ 3,870,995	¥ 3,465,239
Mobile Entertainment [Member]
Revenues (a)
Total Revenues	1,496,443	229,999	693,195	281,671
Others [Member]
Revenues (a)
Total Revenues	¥ 38,751	$ 5,956	¥ 460	¥ 26,967